Quarterly Report
February 28, 2022
MFS®  Intermediate High
Income Fund
CIH-Q1

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 135.4%
Aerospace & Defense – 3.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$124,000	$125,240
Bombardier, Inc., 7.125%, 6/15/2026 (n)		127,000	126,841
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		200,000	193,000
Moog, Inc., 4.25%, 12/15/2027 (n)		241,000	236,269
TransDigm, Inc., 6.25%, 3/15/2026 (n)		200,000	205,750
TransDigm, Inc., 6.375%, 6/15/2026		185,000	188,602
TransDigm, Inc., 5.5%, 11/15/2027		130,000	129,487
TransDigm, Inc., 4.625%, 1/15/2029		147,000	138,725
			$1,343,914
Automotive – 4.0%
Clarios Global LP/Clarios US Finance Cois, 8.5%, 5/15/2027 (n)		$300,000	$312,750
Dana, Inc., 5.375%, 11/15/2027		143,000	145,860
Dana, Inc., 5.625%, 6/15/2028		47,000	48,058
Dana, Inc., 4.25%, 9/01/2030		95,000	90,576
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		120,000	111,300
Ford Motor Co., 5.113%, 5/03/2029		210,000	221,380
Ford Motor Co., 4.75%, 1/15/2043		155,000	149,962
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		200,000	202,250
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		200,000	202,750
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		130,000	122,525
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		120,000	109,800
			$1,717,211
Broadcasting – 4.0%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$199,000	$200,389
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		305,000	293,611
iHeartCommunications, Inc., 8.375%, 5/01/2027		175,000	182,296
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		215,000	214,582
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		200,000	193,000
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	90,105	104,449
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$220,000	210,581
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		340,000	326,400
			$1,725,308
Brokerage & Asset Managers – 2.3%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$110,000	$109,017
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		265,000	263,675
LPL Holdings, Inc., 4%, 3/15/2029 (n)		191,000	185,509
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		125,000	121,875
NFP Corp., 4.875%, 8/15/2028 (n)		155,000	149,548
NFP Corp., 6.875%, 8/15/2028 (n)		153,000	142,252
			$971,876
Building – 5.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$405,000	$395,887
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		50,000	46,500
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		240,000	223,920
Interface, Inc., 5.5%, 12/01/2028 (n)		205,000	206,025
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		115,000	109,648
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		138,000	142,485
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		65,000	56,063
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		200,000	208,183
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		190,000	189,930
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		190,000	181,537
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		90,000	88,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$241,000	$228,174
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	40,000	35,400
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	140,000	139,300
		$2,251,364
Business Services – 3.1%
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	$115,000	$112,413
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	185,000	176,092
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	100,000	100,026
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	140,000	140,171
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	205,000	184,171
Paysafe Finance PLC, 4%, 6/15/2029 (z)	185,000	160,987
Switch Ltd., 3.75%, 9/15/2028 (n)	250,000	237,207
Switch Ltd., 4.125%, 6/15/2029 (n)	70,000	67,113
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	150,000	156,375
		$1,334,555
Cable TV – 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	$601,000	$590,173
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	150,000	144,462
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	240,000	224,866
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	155,000	142,507
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	194,375
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	400,000	353,696
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	200,000	179,584
DISH DBS Corp., 7.75%, 7/01/2026	80,000	81,015
DISH DBS Corp., 5.25%, 12/01/2026 (n)	150,000	147,047
DISH DBS Corp., 5.125%, 6/01/2029	135,000	113,906
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	130,000	56,225
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	90,000	38,813
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	185,980
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	230,000	211,892
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	228,000	219,165
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	390,000	398,775
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	396,000
Videotron Ltd., 5.125%, 4/15/2027 (n)	190,000	193,325
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	225,000	212,861
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	214,461
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	373,000
		$4,672,128
Chemicals – 3.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$150,375
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	170,000	155,125
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	188,000	173,768
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	213,000	202,018
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	200,000	187,000
Ingevity Corp., 3.875%, 11/01/2028 (n)	240,000	226,188
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	110,000	104,639
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	200,000	189,382
		$1,388,495
Computer Software – 1.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$120,000	$120,114
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	45,000	42,525
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	215,000	202,457
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	150,000	144,000
PTC, Inc., 3.625%, 2/15/2025 (n)	160,000	159,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
PTC, Inc., 4%, 2/15/2028 (n)	$95,000	$92,862
		$761,158
Computer Software - Systems – 2.2%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$385,000	$408,581
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	35,325
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	250,000	256,940
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	235,000	222,736
		$923,582
Conglomerates – 4.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$255,000	$257,550
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	58,000	56,260
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	315,000	305,550
Gates Global LLC, 6.25%, 1/15/2026 (n)	165,000	168,725
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	135,000	143,775
Griffon Corp., 5.75%, 3/01/2028	231,000	230,105
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	184,000	166,980
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	140,000	144,550
TriMas Corp., 4.125%, 4/15/2029 (n)	380,000	357,622
		$1,831,117
Construction – 1.9%
Empire Communities Corp., 7%, 12/15/2025 (n)	$145,000	$143,550
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	95,356
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	155,000	145,700
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	165,000	172,013
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	100,000	99,664
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	181,000	172,169
		$828,452
Consumer Products – 1.6%
Mattel, Inc., 3.375%, 4/01/2026 (n)	$147,000	$145,986
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	115,540
Mattel, Inc., 5.45%, 11/01/2041	55,000	60,736
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	175,000	175,219
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	70,000	64,501
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	155,000	138,939
		$700,921
Consumer Services – 5.2%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$59,000	$60,434
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	265,000	276,925
ANGI Group LLC, 3.875%, 8/15/2028 (n)	227,000	201,462
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	175,000	164,500
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	343,000	324,879
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	131,000	135,074
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	15,000	13,988
Match Group, Inc., 5%, 12/15/2027 (n)	185,000	185,000
Match Group, Inc., 4.625%, 6/01/2028 (n)	205,000	205,617
Match Group, Inc., 4.125%, 8/01/2030 (n)	65,000	62,919
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	90,000	88,987
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	115,000	109,595
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	263,000	247,412
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	134,000	135,071
		$2,211,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 2.8%
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	$200,000	$187,560
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	242,394
Can-Pack S.A., 3.875%, 11/15/2029 (n)	275,000	252,312
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	250,000	256,186
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	45,000	45,774
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	205,136
		$1,189,362
Electrical Equipment – 0.6%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$285,000	$254,123
Electronics – 2.6%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$65,000	$64,025
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	106,000	109,739
Entegris, Inc., 4.375%, 4/15/2028 (n)	75,000	73,500
Entegris, Inc., 3.625%, 5/01/2029 (n)	95,000	89,063
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	130,000	136,963
Sensata Technologies B.V., 5%, 10/01/2025 (n)	285,000	294,717
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	121,562
Synaptics, Inc., 4%, 6/15/2029 (n)	215,000	207,262
		$1,096,831
Energy - Independent – 5.5%
Callon Petroleum Co., 6.125%, 10/01/2024	$90,000	$89,663
Callon Petroleum Co., 8%, 8/01/2028 (n)	105,000	109,200
CNX Resources Corp., 6%, 1/15/2029 (n)	157,000	160,328
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)	75,000	77,196
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	155,000	157,720
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	120,000	122,100
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	100,000	101,250
EQT Corp., 5%, 1/15/2029	158,000	166,690
Laredo Petroleum, Inc., 10.125%, 1/15/2028	35,000	37,013
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	35,000	30,975
Occidental Petroleum Corp., 5.875%, 9/01/2025	165,000	176,962
Occidental Petroleum Corp., 5.5%, 12/01/2025	130,000	139,711
Occidental Petroleum Corp., 6.625%, 9/01/2030	278,000	323,499
Occidental Petroleum Corp., 6.45%, 9/15/2036	80,000	94,200
Occidental Petroleum Corp., 6.6%, 3/15/2046	115,000	137,425
SM Energy Co., 5.625%, 6/01/2025	95,000	94,541
SM Energy Co., 6.5%, 7/15/2028	100,000	102,500
Southwestern Energy Co., 5.95%, 1/23/2025	13,300	13,865
Southwestern Energy Co., 8.375%, 9/15/2028	90,000	98,212
Southwestern Energy Co., 5.375%, 3/15/2030	95,000	98,088
		$2,331,138
Entertainment – 4.8%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$65,000	$60,044
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	385,000	395,776
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	150,000	146,101
Carnival Corp. PLC, 6%, 5/01/2029 (n)	45,000	43,692
Life Time, Inc., 5.75%, 1/15/2026 (n)	150,000	149,250
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	218,000	221,815
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	194,500
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	130,000	121,909
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	115,000	110,688
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	75,000	73,677
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	225,000	220,520
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	250,000	243,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	$95,000	$88,587
		$2,069,746
Financial Institutions – 4.6%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$203,202	$176,786
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	210,000	212,732
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	150,000	144,000
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	448,020	425,619
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	271,000	256,434
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	200,000	203,000
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	80,000	77,400
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	101,374
OneMain Finance Corp., 8.875%, 6/01/2025	99,000	104,445
OneMain Finance Corp., 7.125%, 3/15/2026	100,000	108,400
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	165,000	154,502
		$1,964,692
Food & Beverages – 4.4%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$270,000	$279,585
Aramark Services, Inc., 5%, 2/01/2028 (n)	60,000	60,107
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	169,000	177,874
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	315,000	304,763
Performance Food Group Co., 5.5%, 10/15/2027 (n)	210,000	213,675
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	184,000	184,690
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	245,000	230,658
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	225,000	209,556
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	227,516
		$1,888,424
Gaming & Lodging – 9.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$190,000	$190,746
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	75,000	73,688
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	150,000	142,312
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)	131,000	134,332
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	162,000	174,633
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	118,000	120,694
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	268,000	258,620
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	191,000	181,565
International Game Technology PLC, 4.125%, 4/15/2026 (n)	200,000	197,000
International Game Technology PLC, 6.25%, 1/15/2027 (n)	200,000	212,000
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	185,000	175,287
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	200,000	190,750
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	185,000	190,550
MGM Growth Properties LLC, 5.75%, 2/01/2027	75,000	81,187
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	111,000	111,555
MGM Resorts International Co., 4.75%, 10/15/2028	152,000	151,336
Scientific Games Corp., 8.625%, 7/01/2025 (n)	45,000	47,700
Scientific Games Corp., 8.25%, 3/15/2026 (n)	120,000	125,340
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)	108,000	107,269
Scientific Games International, Inc., 7%, 5/15/2028 (n)	115,000	118,450
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	135,000	136,350
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	200,000	198,500
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	45,000	44,663
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	284,000	279,740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	95,000	94,050
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	95,287
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	174,113
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	150,000	144,375
		$4,152,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.3%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$215,000	$203,175
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	125,000	120,313
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	240,000	236,700
		$560,188
Insurance - Property & Casualty – 1.7%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$285,000	$278,588
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	120,000	110,376
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	65,000	65,000
Hub International Ltd., 5.625%, 12/01/2029 (n)	131,000	124,450
Ryan Specialty Group, 4.375%, 2/01/2030 (n)	145,000	139,497
		$717,911
Machinery & Tools – 1.0%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)	$195,000	$193,748
Terex Corp., 5%, 5/15/2029 (n)	230,000	227,753
		$421,501
Medical & Health Technology & Services – 9.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$192,000
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	255,000	258,825
Catalent, Inc., 3.125%, 2/15/2029 (n)	368,000	340,860
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	433,000	416,200
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	105,000	110,740
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	265,000	246,450
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	45,000	43,587
DaVita, Inc., 4.625%, 6/01/2030 (n)	140,000	134,225
DaVita, Inc., 3.75%, 2/15/2031 (n)	167,000	152,596
Encompass Health Corp., 5.125%, 3/15/2023	88,000	88,220
Encompass Health Corp., 5.75%, 9/15/2025	30,000	30,375
HCA, Inc., 5.875%, 2/15/2026	275,000	297,206
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	400,000	409,172
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	30,000	28,425
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	115,000	111,556
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	130,000	136,356
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	275,000	259,710
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)	277,000	280,601
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)	135,000	134,325
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	180,000	177,300
		$3,848,729
Medical Equipment – 0.6%
Teleflex, Inc., 4.625%, 11/15/2027	$240,000	$243,600
Metals & Mining – 5.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$220,000	$225,775
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	186,000	164,089
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	185,000	192,095
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	175,000	176,750
Ero Copper Corp., 6.5%, 2/15/2030 (n)	78,000	75,378
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	200,000	212,544
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	240,000	232,872
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	166,000	161,311
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	330,000	311,609
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	125,000	112,578
Novelis Corp., 3.25%, 11/15/2026 (n)	103,000	97,721
Novelis Corp., 4.75%, 1/30/2030 (n)	200,000	195,704
Novelis Corp., 3.875%, 8/15/2031 (n)	93,000	85,676

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)	$70,628	$72,040
		$2,316,142
Midstream – 6.2%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$90,000	$91,728
Cheniere Energy Partners LP, 4%, 3/01/2031	245,000	241,325
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	144,000	138,960
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	254,000	248,107
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	48,000	48,960
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	32,000	33,468
EQM Midstream Partners LP, 5.5%, 7/15/2028	400,000	392,704
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	90,000	84,038
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	82,500	79,200
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	95,000	95,475
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	135,000	130,106
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	260,000	282,987
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	192,000	197,374
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	80,000	78,802
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	150,000	146,842
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	150,000	148,500
Western Midstream Operating LP, 4.55%, 2/01/2030	86,000	88,456
Western Midstream Operation LP, 4.65%, 7/01/2026	65,000	67,350
Western Midstream Operation LP, 5.5%, 8/15/2048	45,000	46,144
		$2,640,526
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$35,000	$35,875
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$198,932
Oil Services – 0.3%
Nabors Industries, Inc., 5.75%, 2/01/2025	$35,000	$33,530
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	100,000	102,500
		$136,030
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$260,000	$246,025
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	120,000	100,800
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	100,000	73,163
		$419,988
Personal Computers & Peripherals – 0.8%
NCR Corp., 5%, 10/01/2028 (n)	$225,000	$221,049
NCR Corp., 5.125%, 4/15/2029 (n)	115,000	113,706
		$334,755
Pharmaceuticals – 3.6%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$371,000	$372,855
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	350,000	293,125
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	95,000	76,896
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	105,000	98,700
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	400,000	396,184
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	199,654
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	105,000	105,173
		$1,542,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.1%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$180,000	$167,207
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	60,000	56,659
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	74,253
Stericycle, Inc., 3.875%, 1/15/2029 (n)	178,000	165,763
		$463,882
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$155,000	$141,450
Taseko Mines Ltd., 7%, 2/15/2026 (n)	120,000	120,000
		$261,450
Printing & Publishing – 0.7%
Cimpress N.V., 7%, 6/15/2026 (n)	$300,000	$297,000
Railroad & Shipping – 0.2%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$69,000	$69,690
Real Estate - Other – 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/01/2028 (n)	$245,000	$249,503
XHR LP, REIT, 4.875%, 6/01/2029 (n)	180,000	175,050
		$424,553
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$125,000	$118,992
Retailers – 1.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$131,000	$127,725
Bath & Body Works, Inc., 5.25%, 2/01/2028	420,000	437,067
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	180,000	169,200
		$733,992
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$186,000	$189,378
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$174,000	$167,693
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	100,000	93,500
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	125,000	109,375
Penske Automotive Group Co., 3.75%, 6/15/2029	254,000	237,172
		$607,740
Supermarkets – 0.9%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$215,000	$215,943
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	175,000	162,750
		$378,693
Telecommunications - Wireless – 3.2%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$177,148
SBA Communications Corp., 3.875%, 2/15/2027	176,000	175,696
SBA Communications Corp., 3.125%, 2/01/2029	305,000	283,284
Sprint Capital Corp., 6.875%, 11/15/2028	245,000	290,930
Sprint Corp., 7.125%, 6/15/2024	70,000	75,688
Sprint Corp., 7.625%, 3/01/2026	325,000	370,521
		$1,373,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.5%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$105,000	$107,803
Vector Group Ltd., 5.75%, 2/01/2029 (n)	105,000	96,863
		$204,666
Utilities - Electric Power – 4.0%
Calpine Corp., 4.5%, 2/15/2028 (n)	$228,000	$222,501
Calpine Corp., 5.125%, 3/15/2028 (n)	245,000	236,090
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	115,000	115,592
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	370,000	344,228
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	92,000	93,809
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	29,000	29,217
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	150,000	150,750
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	120,000	119,700
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	275,000	275,687
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	110,000	107,942
		$1,695,516
Total Bonds		$57,843,935
Common Stocks – 1.7%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)	11,385	$9,450
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$57,518
Special Products & Services – 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$669,360
Total Common Stocks		$736,328
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	3,500	$715

Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,630,348	$1,630,348

Other Assets, Less Liabilities – (40.9)%		(17,482,194)
Net Assets – 100.0%		$42,729,132
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,630,348 and $58,580,978, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,524,277, representing 113.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21-9/09/21	$184,161	$160,987
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 2/28/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	113,675	EUR	99,766	JPMorgan Chase Bank N.A.	4/08/2022	$1,644
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	6	$940,125	June – 2022	$15,922
U.S. Treasury Ultra Bond	Long	USD	1	185,938	June – 2022	2,099
						$18,021
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	15	$1,911,563	June – 2022	$(18,336)
At February 28, 2022, the fund had cash collateral of $11,900 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$669,360	$—	$57,518	$726,878
Mexico	—	—	9,450	9,450
United Kingdom	—	—	715	715
Municipal Bonds	—	35,875	—	35,875
U.S. Corporate Bonds	—	49,705,000	—	49,705,000
Foreign Bonds	—	8,103,060	—	8,103,060
Mutual Funds	1,630,348	—	—	1,630,348
Total	$2,299,708	$57,843,935	$67,683	$60,211,326
Other Financial Instruments
Futures Contracts – Assets	$18,021	$—	$—	$18,021
Futures Contracts – Liabilities	(18,336)	—	—	(18,336)
Forward Foreign Currency Exchange Contracts – Assets	—	1,644	—	1,644
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/21	$67,005
Change in unrealized appreciation or depreciation	678
Balance as of 2/28/22	$67,683
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2022 is $678. At February 28, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$828,333	$3,874,134	$3,072,119	$—	$—	$1,630,348
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$271	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.